UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     February 09, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $574,457 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    42211   656578 SH       SOLE                   386666        0   269912
AMERICAN CAMPUS CMNTYS INC     COM              024835100    23113   822534 SH       SOLE                   492763        0   329771
APARTMENT INVT & MGMT CO       CL A             03748r101     1087    68312 SH       SOLE                    68000        0      312
AVALONBAY CMNTYS INC           COM              053484101    30505   371524 SH       SOLE                   208137        0   163387
BIOMED REALTY TRUST INC        COM              09063H107    19042  1206730 SH       SOLE                   603330        0   603400
BOSTON PROPERTIES INC          COM              101121101    19878   296382 SH       SOLE                   125800        0   170582
CAMDEN PPTY TR                 SH BEN INT       133131102     4571   107900 SH       SOLE                    52700        0    55200
DIGITAL RLTY TR INC            COM              253868103    27121   539400 SH       SOLE                   276207        0   263193
DOUGLAS EMMETT INC             COM              25960p109    13121   920774 SH       SOLE                   455501        0   465273
DUKE REALTY CORP               COM NEW          264411505    23432  1925418 SH       SOLE                   994872        0   930546
EQUITY LIFESTYLE PPTYS INC     COM              29472r108     7632   151221 SH       SOLE                    85289        0    65932
ESSEX PPTY TR INC              COM              297178105    14615   174720 SH       SOLE                    84336        0    90384
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    23767   350969 SH       SOLE                   163408        0   187561
GOVERNMENT PPTYS INCOME TR     COM SHS BEN INT  38376a103     9282   403959 SH       SOLE                   241146        0   162813
HCP INC                        COM              40414l109    25911   848443 SH       SOLE                   429893        0   418550
HEALTH CARE REIT INC           COM              42217k106    28547   644122 SH       SOLE                   336681        0   307441
HOME PROPERTIES INC            COM              437306103     6227   130530 SH       SOLE                    54900        0    75630
KITE RLTY GROUP TR             COM              49803t102    11635  2858958 SH       SOLE                  1510449        0  1348509
LTC PPTYS INC                  COM              502175102     6691   250150 SH       SOLE                   156799        0    93351
OMEGA HEALTHCARE INVS INC      COM              681936100    13136   675384 SH       SOLE                   352163        0   323221
PARKWAY PPTYS INC              COM              70159Q104      961    46200 SH       SOLE                    46200        0        0
PEBBLEBROOK HOTEL TR           COM              70509V100    11009   500200 SH       SOLE                   374400        0   125800
PUBLIC STORAGE                 COM              74460d109    36734   451002 SH       SOLE                   214455        0   236547
REGENCY CTRS CORP              COM              758849103     6488   185067 SH       SOLE                    83697        0   101370
SIMON PPTY GROUP INC NEW       COM              828806109    83945  1051952 SH       SOLE                   523356        0   528596
SUNSTONE HOTEL INVS INC NEW    COM              867892101     8127   915214 SH       SOLE                   539146        0   376068
TANGER FACTORY OUTLET CTRS I   COM              875465106    16041   411419 SH       SOLE                   198239        0   213180
U STORE IT TR                  COM              91274f104     6493   887101 SH       SOLE                   557447        0   329654
VORNADO RLTY TR                SH BEN INT       929042109    53135   759724 SH       SOLE                   381707        0   378017